Distribution Date:	06/17/24	Wells Fargo Commercial Mortgage Trust 2015-LC20
Determination Date:	06/11/24
Next Distribution Date:	07/17/24
Record Date:	05/31/24	Wells Fargo Commercial Mortgage Trust
Series 2015-LC20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15-17		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	18-20		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	26-27		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	28
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989EAA5	1.471000%	30,186,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989EAB3	2.678000%	83,309,000.00	4,861,886.46	0.00	10,850.11	0.00	0.00	10,850.11	4,861,886.46	35.84%	30.00%
A-3	94989EAC1	3.086000%	43,133,000.00	43,133,000.00	0.00	110,923.70	0.00	0.00	110,923.70	43,133,000.00	35.84%	30.00%
A-4	94989EAD9	2.925000%	155,000,000.00	155,000,000.00	0.00	377,812.50	0.00	0.00	377,812.50	155,000,000.00	35.84%	30.00%
A-5	94989EAE7	3.184000%	215,903,000.00	215,903,000.00	0.00	572,862.63	0.00	0.00	572,862.63	215,903,000.00	35.84%	30.00%
A-SB	94989EAF4	2.978000%	53,206,000.00	10,828,468.98	745,320.68	26,872.65	0.00	0.00	772,193.33	10,083,148.30	35.84%	30.00%
A-S	94989EAG2	3.467000%	27,999,000.00	27,999,000.00	0.00	80,893.78	0.00	0.00	80,893.78	27,999,000.00	31.65%	26.63%
B	94989EAK3	3.719000%	50,815,000.00	50,815,000.00	0.00	157,484.15	0.00	0.00	157,484.15	50,815,000.00	24.05%	20.50%
C	94989EAL1	4.056000%	51,851,000.00	51,851,000.00	0.00	175,256.38	0.00	0.00	175,256.38	51,851,000.00	16.30%	14.25%
D	94989EAY3	4.516966%	44,593,000.00	44,593,000.00	0.00	167,854.23	0.00	0.00	167,854.23	44,593,000.00	9.63%	8.88%
E	94989EBA4	2.630000%	27,999,000.00	27,999,000.00	0.00	43,219.46	0.00	0.00	43,219.46	27,999,000.00	5.44%	5.50%
F	94989EBC0	2.630000%	14,519,000.00	14,519,000.00	0.00	0.00	0.00	0.00	0.00	14,519,000.00	3.27%	3.75%
G	94989EBE6	2.630000%	31,111,316.00	28,810,609.81	0.00	0.00	0.00	6,945,690.69	0.00	21,864,919.12	0.00%	0.00%
V	94989EBG1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989EBJ5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			829,624,318.00	676,312,965.25	745,320.68	1,724,029.59	0.00	6,945,690.69	2,469,350.27	668,621,953.88

X-A	94989EAH0	1.422843%	608,736,000.00	457,725,355.44	0.00	542,726.25	0.00	0.00	542,726.25	456,980,034.76
X-B	94989EAJ6	0.627766%	102,666,000.00	102,666,000.00	0.00	53,708.51	0.00	0.00	53,708.51	102,666,000.00
X-E	94989EAN7	1.886966%	27,999,000.00	27,999,000.00	0.00	44,027.64	0.00	0.00	44,027.64	27,999,000.00
X-F	94989EAQ0	1.886966%	14,519,000.00	14,519,000.00	0.00	22,830.72	0.00	0.00	22,830.72	14,519,000.00
X-G	94989EAS6	1.886966%	31,111,316.00	28,810,609.81	0.00	45,303.87	0.00	0.00	45,303.87	21,864,919.12
Notional SubTotal			785,031,316.00	631,719,965.25	0.00	708,596.99	0.00	0.00	708,596.99	624,028,953.88

Deal Distribution Total					745,320.68	2,432,626.58	0.00	6,945,690.69	3,177,947.26

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989EAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989EAB3	58.35967855	0.00000000	0.13023935	0.00000000	0.00000000	0.00000000	0.00000000	0.13023935	58.35967855
A-3	94989EAC1	1,000.00000000	0.00000000	2.57166671	0.00000000	0.00000000	0.00000000	0.00000000	2.57166671	1,000.00000000
A-4	94989EAD9	1,000.00000000	0.00000000	2.43750000	0.00000000	0.00000000	0.00000000	0.00000000	2.43750000	1,000.00000000
A-5	94989EAE7	1,000.00000000	0.00000000	2.65333335	0.00000000	0.00000000	0.00000000	0.00000000	2.65333335	1,000.00000000
A-SB	94989EAF4	203.51969665	14.00820735	0.50506804	0.00000000	0.00000000	0.00000000	0.00000000	14.51327538	189.51148931
A-S	94989EAG2	1,000.00000000	0.00000000	2.88916676	0.00000000	0.00000000	0.00000000	0.00000000	2.88916676	1,000.00000000
B	94989EAK3	1,000.00000000	0.00000000	3.09916658	0.00000000	0.00000000	0.00000000	0.00000000	3.09916658	1,000.00000000
C	94989EAL1	1,000.00000000	0.00000000	3.38000000	0.00000000	0.00000000	0.00000000	0.00000000	3.38000000	1,000.00000000
D	94989EAY3	1,000.00000000	0.00000000	3.76413854	0.00000000	0.00000000	0.00000000	0.00000000	3.76413854	1,000.00000000
E	94989EBA4	1,000.00000000	0.00000000	1.54360727	0.64805922	2.75119683	0.00000000	0.00000000	1.54360727	1,000.00000000
F	94989EBC0	1,000.00000000	0.00000000	0.00000000	2.19166678	10.95833391	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94989EBE6	926.04921663	0.00000000	0.00000000	2.02959110	59.70384506	0.00000000	223.25287333	0.00000000	702.79634330
V	94989EBG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989EBJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989EAH0	751.92752760	0.00000000	0.89156260	0.00000000	0.00000000	0.00000000	0.00000000	0.89156260	750.70315335
X-B	94989EAJ6	1,000.00000000	0.00000000	0.52313823	0.00000000	0.00000000	0.00000000	0.00000000	0.52313823	1,000.00000000
X-E	94989EAN7	1,000.00000000	0.00000000	1.57247187	0.00000000	0.00000000	0.00000000	0.00000000	1.57247187	1,000.00000000
X-F	94989EAQ0	1,000.00000000	0.00000000	1.57247193	0.00000000	0.00000000	0.00000000	0.00000000	1.57247193	1,000.00000000
X-G	94989EAS6	926.04921663	0.00000000	1.45618623	0.00000000	0.00000000	0.00000000	0.00000000	1.45618623	702.79634330

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	05/01/24 - 05/30/24	30	0.00	10,850.11	0.00	10,850.11	0.00	0.00	0.00	10,850.11	0.00
A-3	05/01/24 - 05/30/24	30	0.00	110,923.70	0.00	110,923.70	0.00	0.00	0.00	110,923.70	0.00
A-4	05/01/24 - 05/30/24	30	0.00	377,812.50	0.00	377,812.50	0.00	0.00	0.00	377,812.50	0.00
A-5	05/01/24 - 05/30/24	30	0.00	572,862.63	0.00	572,862.63	0.00	0.00	0.00	572,862.63	0.00
A-SB	05/01/24 - 05/30/24	30	0.00	26,872.65	0.00	26,872.65	0.00	0.00	0.00	26,872.65	0.00
X-A	05/01/24 - 05/30/24	30	0.00	542,726.25	0.00	542,726.25	0.00	0.00	0.00	542,726.25	0.00
X-B	05/01/24 - 05/30/24	30	0.00	53,708.51	0.00	53,708.51	0.00	0.00	0.00	53,708.51	0.00
X-E	05/01/24 - 05/30/24	30	0.00	44,027.64	0.00	44,027.64	0.00	0.00	0.00	44,027.64	0.00
X-F	05/01/24 - 05/30/24	30	0.00	22,830.72	0.00	22,830.72	0.00	0.00	0.00	22,830.72	0.00
X-G	05/01/24 - 05/30/24	30	0.00	45,303.87	0.00	45,303.87	0.00	0.00	0.00	45,303.87	0.00
A-S	05/01/24 - 05/30/24	30	0.00	80,893.78	0.00	80,893.78	0.00	0.00	0.00	80,893.78	0.00
B	05/01/24 - 05/30/24	30	0.00	157,484.15	0.00	157,484.15	0.00	0.00	0.00	157,484.15	0.00
C	05/01/24 - 05/30/24	30	0.00	175,256.38	0.00	175,256.38	0.00	0.00	0.00	175,256.38	0.00
D	05/01/24 - 05/30/24	30	0.00	167,854.23	0.00	167,854.23	0.00	0.00	0.00	167,854.23	0.00
E	05/01/24 - 05/30/24	30	58,885.75	61,364.48	0.00	61,364.48	18,145.01	0.00	0.00	43,219.46	77,030.76
F	05/01/24 - 05/30/24	30	127,283.24	31,820.81	0.00	31,820.81	31,820.81	0.00	0.00	0.00	159,104.05
G	05/01/24 - 05/30/24	30	1,794,321.94	63,143.25	0.00	63,143.25	63,143.25	0.00	0.00	0.00	1,857,465.19
Totals			1,980,490.93	2,545,735.66	0.00	2,545,735.66	113,109.07	0.00	0.00	2,432,626.58	2,093,600.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 32

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989EAG2	3.467000%	27,999,000.00	27,999,000.00	0.00	80,893.78	0.00	0.00	80,893.78	27,999,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989EAK3	3.719000%	50,815,000.00	50,815,000.00	0.00	157,484.15	0.00	0.00	157,484.15	50,815,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989EAL1	4.056000%	51,851,000.00	51,851,000.00	0.00	175,256.38	0.00	0.00	175,256.38	51,851,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			130,665,000.03	130,665,000.00	0.00	413,634.31	0.00	0.00	413,634.31	130,665,000.00

Exchangeable Certificate Details
PEX	94989EAM9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 32

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

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	Additional Information
Total Available Distribution Amount (1)	3,177,947.26
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,563,289.30	Master Servicing Fee	12,852.96
Interest Reductions due to Nonrecoverability Determination	(67,836.29)	Certificate Administrator Fee	2,934.86
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	291.19
ARD Interest	0.00	Trust Advisor Fee	906.15
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,495,453.01	Total Fees	17,195.15

Principal		Expenses/Reimbursements
Scheduled Principal	1,002,742.36	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	17,301.26
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,561.84
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	768.18
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	257,421.68
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,002,742.36	Total Expenses/Reimbursements	303,052.96

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,432,626.58
Excess Liquidation Proceeds	0.00	Principal Distribution	745,320.68
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,177,947.26
Total Funds Collected	3,498,195.37	Total Funds Distributed	3,498,195.37

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	676,312,965.25	676,312,965.25	Beginning Certificate Balance	676,312,965.25
(-) Scheduled Principal Collections	1,002,742.36	1,002,742.36	(-) Principal Distributions	745,320.68
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	6,945,690.69
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	6,688,269.01
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	257,421.68
(-) Realized Losses from Collateral	6,688,269.01	6,688,269.01	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	257,421.68
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	668,621,953.88	668,621,953.88	Certificate Other Adjustments**	(257,421.68)
Beginning Actual Collateral Balance	678,785,195.91	678,785,195.91	Ending Certificate Balance	668,621,953.88
Ending Actual Collateral Balance	670,645,856.74	670,645,856.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	2,419,609.21	0.00	UC / (OC) Change	0.00
Current Period Advances	257,421.68	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.52%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

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			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	15	226,310,650.69	33.85%	9	4.1972	NAP	Defeased	15	226,310,650.69	33.85%	9	4.1972	NAP
1,000,000 or less	4	2,977,000.00	0.45%	8	5.4411	1.867817	1.30 or less	9	119,305,478.14	17.84%	(17)	4.6621	0.402046
1,000,001 to 2,000,000	1	1,912,092.99	0.29%	9	4.1700	2.000000	1.31 to 1.40	2	10,868,037.06	1.63%	8	4.3946	1.375913
2,000,001 to 3,000,000	5	12,224,495.65	1.83%	9	4.2469	2.223284	1.41 to 1.50	3	29,925,501.51	4.48%	(4)	4.3789	1.452001
3,000,001 to 4,000,000	5	18,524,020.94	2.77%	8	4.5914	1.427358	1.51 to 1.60	4	28,225,193.13	4.22%	9	4.6039	1.573908
4,000,001 to 5,000,000	6	26,316,167.75	3.94%	9	4.4227	2.223677	1.61 to 1.70	1	18,270,000.00	2.73%	8	4.8480	1.690000
5,000,001 to 6,000,000	3	16,993,677.22	2.54%	8	4.9831	0.755665	1.71 to 1.80	2	4,378,912.42	0.65%	8	4.1500	1.770000
6,000,001 to 7,000,000	3	20,365,597.40	3.05%	9	4.3911	1.157296	1.81 to 1.90	8	36,302,668.37	5.43%	9	4.5694	1.849237
7,000,001 to 8,000,000	2	14,699,920.56	2.20%	8	4.5725	1.496655	1.91 to 2.00	3	61,677,460.56	9.22%	6	4.4487	1.961343
8,000,001 to 9,000,000	1	8,087,454.38	1.21%	8	4.5500	1.530000	2.01 to 2.25	6	67,239,618.03	10.06%	9	4.2863	2.060011
9,000,001 to 10,000,000	2	18,115,862.90	2.71%	9	4.5812	1.444630	2.26 to 2.50	1	2,381,133.93	0.36%	9	4.3000	2.270000
10,000,001 to 15,000,000	6	71,580,048.24	10.71%	3	4.3847	2.148477	2.51 to 2.75	2	14,477,603.56	2.17%	9	4.4916	2.528246
15,000,001 to 20,000,000	3	54,214,785.90	8.11%	9	4.4449	1.403639	2.76 to 3.00	1	2,809,449.30	0.42%	9	4.3500	2.950000
20,000,001 to 30,000,000	3	83,802,257.23	12.53%	(3)	4.4352	1.842940	3.01 or greater	4	46,450,247.18	6.95%	9	4.3542	3.165181
30,000,001 to 50,000,000	1	33,369,554.46	4.99%	(50)	4.8444	(0.160000)	Totals	61	668,621,953.88	100.00%	3	4.3968	1.647572
50,000,001 or greater	1	59,128,367.57	8.84%	6	4.4500	1.960000
Totals	61	668,621,953.88	100.00%	3	4.3968	1.647572
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	20	226,310,650.69	33.85%	9	4.1972	NAP	Texas	1	1,858,891.60	0.28%	9	4.0100	2.030000
Alabama	3	5,710,966.50	0.85%	6	4.4500	1.960000	Utah	2	11,996,532.15	1.79%	10	4.5244	1.698628
Arizona	1	5,860,563.15	0.88%	9	4.0100	2.030000	Virginia	2	43,444,467.89	6.50%	(36)	4.7599	0.459182
Arkansas	4	8,598,729.13	1.29%	6	4.4500	1.960000	Wisconsin	3	20,608,788.36	3.08%	8	4.7059	1.874742
California	6	40,047,561.41	5.99%	9	4.2616	2.493097	Totals	103	668,621,953.88	100.00%	3	4.3968	1.647572
Colorado	2	34,248,277.50	5.12%	10	4.5802	2.578632
									Property Type³
Delaware	2	29,564,705.58	4.42%	(27)	4.6960	0.640000
Florida	6	36,725,431.45	5.49%	9	4.3931	1.558055		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	3	12,015,655.44	1.80%	8	4.7115	1.708557		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	3	11,773,878.84	1.76%	8	4.3520	1.575436	Defeased	20	226,310,650.69	33.85%	9	4.1972	NAP
Indiana	5	13,558,871.95	2.03%	8	4.3800	1.041139	Industrial	9	47,340,337.43	7.08%	9	4.3334	1.898784
Kansas	4	15,809,494.72	2.36%	8	4.6069	1.334413	Lodging	12	116,459,088.54	17.42%	0	4.5719	1.186888
Kentucky	2	4,096,997.72	0.61%	6	4.4500	1.960000	Mixed Use	2	11,924,220.51	1.78%	9	4.5599	1.559716
Louisiana	1	5,279,606.83	0.79%	9	4.0100	2.030000	Multi-Family	1	13,557,590.31	2.03%	7	4.3000	2.080000
Michigan	3	19,210,935.04	2.87%	8	4.2745	1.974099	Office	4	76,514,851.28	11.44%	(16)	4.7239	1.250320
Minnesota	2	1,463,000.00	0.22%	8	5.5160	1.840000	Other	1	2,655,000.00	0.40%	9	4.2500	2.160000
Missouri	5	8,461,514.91	1.27%	6	4.6144	1.948315	Retail	51	154,372,708.92	23.09%	5	4.4474	1.767410
Nebraska	1	2,118,023.66	0.32%	6	4.4500	1.960000	Self Storage	3	19,487,506.20	2.91%	9	4.1248	3.294686
Nevada	1	2,933,949.58	0.44%	9	4.0100	2.030000	Totals	103	668,621,953.88	100.00%	3	4.3968	1.647572
New York	4	48,661,450.53	7.28%	1	4.3162	1.203056
North Carolina	2	23,835,000.00	3.56%	8	4.8555	1.727357
Ohio	5	15,008,564.30	2.24%	8	4.5391	1.917211
Oklahoma	2	3,625,222.22	0.54%	6	4.4500	1.960000
South Dakota	1	1,800,195.97	0.27%	6	4.4500	1.960000
Tennessee	7	13,994,026.77	2.09%	6	4.4028	1.930135

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	226,310,650.69	33.85%	9	4.1972	NAP	Defeased	15	226,310,650.69	33.85%	9	4.1972	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	4,604,976.06	0.69%	9	3.8700	3.170000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	11	100,729,497.18	15.07%	9	4.1350	1.944756	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	11	139,632,816.01	20.88%	5	4.4055	1.777606	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	12	112,061,099.31	16.76%	(1)	4.6568	1.652149	49 months or greater	46	442,311,303.19	66.15%	1	4.4989	1.612799
	4.751% to 5.000%	6	76,465,194.42	11.44%	(17)	4.8501	0.911221	Totals	61	668,621,953.88	100.00%	3	4.3968	1.647572
	5.001% to 5.250%	1	637,000.00	0.10%	9	5.1660	1.970000
	5.251% to 5.500%	1	5,840,720.21	0.87%	8	5.4000	(0.980000)
	5.501% or greater	3	2,340,000.00	0.35%	8	5.5160	1.840000
	Totals	61	668,621,953.88	100.00%	3	4.3968	1.647572
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	226,310,650.69	33.85%	9	4.1972	NAP	Defeased	15	226,310,650.69	33.85%	9	4.1972	NAP
	60 months or less	46	442,311,303.19	66.15%	1	4.4989	1.612799	Interest Only	11	61,197,000.00	9.15%	9	4.6828	2.162319
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	8	52,920,830.45	7.91%	9	4.5935	0.959592
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	27	328,193,472.74	49.09%	(2)	4.4494	1.615661
	Totals	61	668,621,953.88	100.00%	3	4.3968	1.647572	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	61	668,621,953.88	100.00%	3	4.3968	1.647572
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	15	226,310,650.69	33.85%	9	4.1972	NAP			No outstanding loans in this group
Underwriter's Information		1	10,776,633.24	1.61%	(27)	4.3000	1.440000
	12 months or less	41	394,462,956.37	59.00%	1	4.5072	1.596213
	13 months to 24 months	2	18,165,887.32	2.72%	9	4.2134	1.886013
	25 months or greater	2	18,905,826.26	2.83%	9	4.7136	1.794831
	Totals	61	668,621,953.88	100.00%	3	4.3968	1.647572
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310929064	OF	New York	NY	Actual/360	3.610%	93,258.33	0.00	0.00	N/A	03/06/25	--	30,000,000.00	30,000,000.00	06/06/24
1A	310927913				Actual/360	3.610%	139,887.50	0.00	0.00	N/A	03/06/25	--	45,000,000.00	45,000,000.00	06/06/24
2	28000587	RT	Various	Various	Actual/360	4.450%	226,942.33	95,437.68	0.00	N/A	12/06/24	--	59,223,805.25	59,128,367.57	06/06/24
3	301741051	OF	Fairfax	VA	Actual/360	4.844%	139,204.59	0.00	0.00	N/A	04/06/20	--	33,369,554.46	33,369,554.46	06/06/24
4	301741057	LO	Newark	DE	Actual/360	4.696%	119,806.52	62,669.37	0.00	03/06/22	03/06/25	--	29,627,374.95	29,564,705.58	06/06/24
5	28000619	MU	San Francisco	CA	Actual/360	4.350%	109,985.71	54,292.18	0.00	N/A	03/06/25	--	29,362,147.12	29,307,854.94	06/06/24
6	310927328	IN	Various	Various	Actual/360	4.010%	100,554.19	50,013.29	0.00	N/A	03/11/25	--	29,120,350.72	29,070,337.43	06/11/24
7	301741041	OF	Ontario	CA	Actual/360	4.489%	101,922.28	47,610.15	0.00	N/A	03/06/25	--	26,366,977.34	26,319,367.19	06/06/24
8	28000637	OF	Denver	CO	Actual/360	4.620%	100,276.58	38,460.31	0.00	N/A	04/06/25	--	25,205,674.53	25,167,214.22	06/06/24
9	310927136	LO	Albany	NY	Actual/360	4.240%	73,263.93	70,689.50	0.00	N/A	03/11/25	--	20,066,201.28	19,995,511.78	06/11/24
10	28000617	IN	Kings Mountain	NC	Actual/360	4.848%	76,271.16	0.00	0.00	02/06/25	02/06/30	--	18,270,000.00	18,270,000.00	06/06/24
11	310927668	LO	Miami	FL	Actual/360	4.240%	58,342.48	30,101.36	0.00	N/A	03/11/25	--	15,979,375.48	15,949,274.12	06/11/24
13	310926741	RT	Syracuse	NY	Actual/360	4.330%	50,679.94	31,264.77	0.00	N/A	03/11/25	--	13,592,176.03	13,560,911.26	11/11/20
14	28000623	IN	Various	SC	Actual/360	5.104%	59,203.11	27,545.23	0.00	N/A	03/06/25	--	13,470,219.21	13,442,673.98	06/06/24
16	301741039	MF	Houston	TX	Actual/360	4.571%	52,769.18	23,867.72	0.00	N/A	03/06/25	--	13,406,331.70	13,382,463.98	06/06/24
17	28000599	MF	Southfield	MI	Actual/360	4.300%	50,289.39	23,941.33	0.00	N/A	01/06/25	--	13,581,531.64	13,557,590.31	06/06/24
18	301741046	MF	Lubbock	TX	Actual/360	4.256%	26,815.20	11,952.73	0.00	N/A	04/06/25	--	7,316,784.29	7,304,831.56	06/06/24
19	301741047	MF	Lubbock	TX	Actual/360	4.256%	23,239.84	10,359.04	0.00	N/A	04/06/25	--	6,341,212.64	6,330,853.60	06/06/24
20	301741022	MF	Atlanta	GA	Actual/360	4.650%	50,348.24	19,520.55	0.00	N/A	12/06/24	--	12,573,963.37	12,554,442.82	06/06/24
21	310926974	SS	San Clemente	CA	Actual/360	4.100%	43,425.83	0.00	0.00	N/A	03/11/25	--	12,300,000.00	12,300,000.00	06/11/24
22	820926404	LO	Virginia Beach	VA	Actual/360	4.480%	38,954.41	22,716.30	0.00	N/A	03/11/25	--	10,097,629.73	10,074,913.43	06/11/24
23	28000634	RT	New York	NY	Actual/360	4.300%	0.00	0.00	0.00	N/A	03/06/22	--	10,776,633.24	10,776,633.24	07/06/20
24	28000618	OF	Menomonee Falls	WI	Actual/360	4.857%	47,303.13	0.00	0.00	03/06/25	03/06/45	--	11,310,000.00	11,310,000.00	06/06/24
25	301741043	LO	Saint George	UT	Actual/360	4.693%	36,608.95	24,143.93	0.00	N/A	04/06/25	--	9,058,943.55	9,034,799.62	06/06/24
26	310926500	RT	Steamboat Springs	CO	Actual/360	4.470%	35,033.46	20,506.02	0.00	N/A	03/11/25	--	9,101,569.30	9,081,063.28	06/11/24
27	301741032	MF	Indianapolis	IN	Actual/360	4.280%	34,954.74	17,870.92	0.00	N/A	02/06/25	--	9,484,251.64	9,466,380.72	06/06/24
29	301741044	OF	McAllen	TX	Actual/360	4.410%	32,845.60	19,545.66	0.00	N/A	04/06/25	--	8,649,269.82	8,629,724.16	06/06/24
30	301741037	LO	Jacksonville	FL	Actual/360	4.380%	31,119.08	18,838.94	0.00	N/A	03/06/25	--	8,250,750.44	8,231,911.50	06/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	301741035	RT	Various	Various	Actual/360	4.550%	31,758.36	18,188.37	0.00	N/A	02/06/25	--	8,105,642.75	8,087,454.38	06/06/24
34	310924188	RT	Euclid	OH	Actual/360	4.070%	27,901.93	15,429.44	0.00	N/A	12/11/24	--	7,961,238.13	7,945,808.69	06/11/24
35	28000615	MU	New Lenox	IL	Actual/360	4.500%	29,491.35	14,843.62	0.00	N/A	02/06/25	--	7,610,669.88	7,595,826.26	06/06/24
36	301741026	LO	Turlock	CA	Actual/360	4.650%	28,509.39	15,835.38	0.00	N/A	01/06/25	--	7,119,929.68	7,104,094.30	06/06/24
37	28000625	LO	Palmdale	CA	Actual/360	4.721%	28,027.73	14,957.67	0.00	N/A	03/06/25	--	6,894,371.73	6,879,414.06	06/06/24
38	410928011	RT	Temple Terrace	FL	Actual/360	4.160%	24,474.01	13,974.14	0.00	N/A	03/11/25	--	6,832,074.88	6,818,100.74	06/11/24
39	28000608	MU	Denver	CO	Actual/360	4.850%	0.00	0.00	0.00	N/A	02/06/20	--	6,688,269.01	0.00	06/06/24
40	28000616	LO	Punta Gorda	FL	Actual/360	5.400%	27,244.75	18,364.99	0.00	N/A	02/06/25	--	5,859,085.20	5,840,720.21	05/06/24
41	28000621	OF	Indianapolis	IN	Actual/360	4.287%	24,658.82	11,658.15	0.00	N/A	03/06/25	--	6,679,740.75	6,668,082.60	06/06/24
42	28000611	RT	Stanley	KS	Actual/360	4.650%	22,424.69	12,380.79	0.00	N/A	02/06/25	--	5,600,337.80	5,587,957.01	06/06/24
43	28000632	RT	Overland Park	KS	Actual/360	4.900%	23,214.67	10,751.84	0.00	N/A	03/06/25	--	5,501,829.90	5,491,078.06	06/06/24
45	301741038	LO	Fairburn	GA	Actual/360	4.518%	17,187.45	15,110.12	0.00	N/A	03/06/25	--	4,417,800.25	4,402,690.13	06/06/24
46	28000610	RT	Jacksonsville	NC	Actual/360	4.880%	23,385.37	0.00	0.00	02/06/25	02/06/45	--	5,565,000.00	5,565,000.00	06/06/24
47	28000609	RT	Shawnee	KS	Actual/360	4.800%	17,095.04	13,846.80	0.00	N/A	02/06/25	--	4,135,897.21	4,122,050.41	06/06/24
48	28000622	LO	Lithia Springs	GA	Actual/360	4.900%	16,222.93	16,212.95	0.00	N/A	03/06/25	--	3,844,802.50	3,828,589.55	06/06/24
49	301741042	MU	Brooklyn	NY	Actual/360	4.665%	17,425.42	9,434.46	0.00	N/A	04/06/25	--	4,337,828.71	4,328,394.25	06/06/24
50	410927491	SS	Roseville	CA	Actual/360	4.050%	15,300.54	9,194.88	0.00	N/A	02/11/25	--	4,387,251.78	4,378,056.90	06/11/24
51	410927019	RT	Reedley	CA	Actual/360	3.870%	15,373.16	8,124.40	0.00	N/A	03/11/25	--	4,613,100.46	4,604,976.06	06/11/24
52	301741024	LO	Lithia Springs	GA	Actual/360	4.746%	15,519.14	12,975.23	0.00	N/A	12/06/24	--	3,797,350.99	3,784,375.76	06/06/24
53	610928130	RT	Lenexa	KS	Actual/360	4.430%	15,289.13	9,083.80	0.00	N/A	03/11/25	--	4,007,928.63	3,998,844.83	06/11/24
54	28000630	RT	Hilliard	OH	Actual/360	4.680%	18,054.40	0.00	0.00	03/06/25	03/06/45	--	4,480,000.00	4,480,000.00	06/06/24
55	301741040	RT	Southfield	MI	Actual/360	4.150%	11,716.01	6,269.81	0.00	N/A	03/06/25	--	3,278,480.61	3,272,210.80	06/06/24
56	28000631	RT	Weathersfield Townshi OH		Actual/360	4.680%	14,669.20	0.00	0.00	03/06/25	03/06/45	--	3,640,000.00	3,640,000.00	06/06/24
57	28000626	RT	New Port Richey	FL	Actual/360	4.622%	11,580.64	6,407.96	0.00	N/A	03/06/25	--	2,909,667.45	2,903,259.49	06/06/24
58	410927610	SS	Panama City	FL	Actual/360	4.350%	10,544.65	5,584.45	0.00	N/A	03/11/25	--	2,815,033.75	2,809,449.30	06/11/24
59	410927378	RT	Davison	MI	Actual/360	4.300%	8,837.23	5,514.04	0.00	N/A	03/11/25	--	2,386,647.97	2,381,133.93	06/11/24
60	410926740	RT	Millington	TN	Actual/360	4.150%	7,879.40	5,245.39	0.00	N/A	02/11/25	--	2,204,884.80	2,199,639.41	06/11/24
61	410926746	RT	Highland	IL	Actual/360	4.150%	7,806.45	5,196.81	0.00	N/A	02/11/25	--	2,184,469.82	2,179,273.01	06/11/24

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
62	410927825	98	Gahanna	OH	Actual/360	4.250%	9,716.56	0.00	0.00	N/A	03/11/25	--	2,655,000.00	2,655,000.00	06/11/24
63	410927921	RT	Pensacola	FL	Actual/360	4.170%	6,890.46	6,809.89	0.00	N/A	03/11/25	--	1,918,902.88	1,912,092.99	06/11/24
65	28000612	RT	Iberia	MO	Actual/360	5.516%	4,165.65	0.00	0.00	02/06/25	02/06/35	--	877,000.00	877,000.00	06/06/24
66	28000614	RT	Pine Island	MN	Actual/360	5.516%	3,581.42	0.00	0.00	02/06/25	02/06/35	--	754,000.00	754,000.00	06/06/24
67	28000613	RT	Isle	MN	Actual/360	5.516%	3,367.67	0.00	0.00	02/06/25	02/06/35	--	709,000.00	709,000.00	06/06/24
68	28000629	RT	Wheaton	MO	Actual/360	5.166%	2,833.69	0.00	0.00	03/06/25	03/06/35	--	637,000.00	637,000.00	06/06/24
Totals							2,495,453.01	1,002,742.36	0.00				676,312,965.25	668,621,953.88
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	10,623,423.44	7,963,929.82	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(2,813.20)	0.00	--	--	11/06/23	14,253,444.96	0.00	0.00	0.00	0.00	0.00
4	1,821,042.00	0.00	--	--	01/11/24	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	3,858,399.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	5,544,255.30	1,302,935.18	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,258,376.29	2,073,401.67	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,635,473.00	1,244,913.60	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,303,863.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,588,593.00	0.00	--	--	05/13/24	4,661,667.94	201,631.30	64,325.68	3,311,648.44	658,778.14	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,845,845.15	1,957,703.96	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,628,098.82	436,601.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,029,153.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	(467,854.10)	0.00	--	--	04/11/24	5,303,760.28	180,436.42	(251.95)	2,195,872.11	796,017.74	0.00
24	1,245,601.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,325,982.35	1,331,608.81	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	941,979.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	947,067.00	237,352.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	843,498.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	992,389.74	970,644.36	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	797,117.00	791,762.76	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,037,456.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	91,559.04	0.00	--	--	--	0.00	138,333.09	0.00	0.00	0.00	257,421.68
40	1,560,212.17	(527,337.00)	10/01/22	09/30/23	--	0.00	0.00	45,508.83	45,508.83	142,105.69	0.00
41	177,118.90	60,905.51	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,058,185.48	171,113.33	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1,180,574.88	1,116,628.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	517,207.80	129,302.43	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	653,330.92	61,004.51	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	918,578.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	596,308.96	474,949.63	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	976,706.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	524,725.31	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	165,995.00	0.00	--	--	--	0.00	0.00	0.00	0.00	6,815.65	0.00
53	480,769.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	387,030.00	96,757.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	327,445.90	77,703.94	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	315,250.00	78,812.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	576,243.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	390,185.17	106,736.37	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	279,873.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	277,200.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
62	247,500.00	61,875.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
63	330,252.12	82,563.03	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	91,467.12	22,866.78	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	78,629.17	19,657.05	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	74,205.00	18,551.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
68	66,801.96	16,700.49	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	54,615,577.92	20,904,369.04				24,218,873.18	520,400.81	109,582.56	5,553,029.38	1,603,717.22	257,421.68

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/24	0	0.00	0	0.00	1	13,560,911.26	0	0.00	2	10,776,633.24	0	0.00	0	0.00	1	0.00	4.396814%	4.330721%	3
05/17/24	0	0.00	0	0.00	1	13,592,176.03	0	0.00	2	17,464,902.25	0	0.00	0	0.00	0	0.00	4.401399%	4.332921%	4
04/17/24	0	0.00	0	0.00	1	13,624,957.35	0	0.00	2	17,464,902.25	1	33,369,554.46	0	0.00	0	0.00	4.401500%	4.333031%	5
03/15/24	0	0.00	0	0.00	1	13,655,984.21	0	0.00	2	17,464,902.25	0	0.00	0	0.00	0	0.00	4.401595%	4.333134%	6
02/16/24	0	0.00	0	0.00	1	13,690,176.82	0	0.00	2	17,464,902.25	0	0.00	0	0.00	0	0.00	4.401700%	4.335425%	7
01/18/24	0	0.00	0	0.00	1	13,720,961.40	0	0.00	2	17,464,902.25	0	0.00	0	0.00	0	0.00	4.401793%	4.335530%	8
12/15/23	0	0.00	0	0.00	1	13,751,631.62	0	0.00	2	17,464,902.25	0	0.00	0	0.00	0	0.00	4.401456%	4.335409%	9
11/17/23	0	0.00	0	0.00	1	13,783,839.64	0	0.00	2	17,484,363.63	0	0.00	0	0.00	0	0.00	4.401032%	4.335238%	10
10/17/23	0	0.00	0	0.00	1	13,814,276.29	0	0.00	2	17,502,468.44	0	0.00	0	0.00	0	0.00	4.400601%	4.335061%	11
09/15/23	0	0.00	0	0.00	1	13,846,259.08	0	0.00	2	17,521,795.69	0	0.00	0	0.00	0	0.00	4.400371%	4.336423%	12
08/17/23	0	0.00	0	0.00	1	13,876,463.85	0	0.00	2	17,539,762.41	0	0.00	0	0.00	0	0.00	4.400513%	4.336546%	13
07/17/23	0	0.00	0	0.00	1	13,906,556.42	0	0.00	2	17,569,258.50	0	0.00	0	0.00	0	0.00	4.400662%	4.336672%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	310926741	11/11/20	42	6	64,325.68	3,311,648.44	878,752.42	14,845,311.88	05/08/19	13
23	28000634	07/06/20	46	5	(251.95)	2,195,872.11	2,516,237.81	11,497,770.46	08/12/19	7			06/21/23
40	28000616	05/06/24	0	B	45,508.83	45,508.83	142,105.69	5,859,085.20	03/06/24	13
Totals					109,582.56	5,553,029.38	3,537,095.92	32,202,167.54
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		44,146,188	33,369,554	0		10,776,633
0 - 6 Months		83,412,995	83,412,995	0		0
7 - 12 Months		494,820,771	481,259,860	13,560,911		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		46,242,000	46,242,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	668,621,954	644,284,409	0	0	13,560,911	10,776,633
May-24	676,312,965	645,255,887	0	0	13,592,176	17,464,902
Apr-24	677,372,292	646,282,432	0	0	13,624,957	17,464,902
Mar-24	678,367,134	647,246,248	0	0	13,655,984	17,464,902
Feb-24	679,479,538	614,954,904	0	0	47,059,731	17,464,902
Jan-24	680,466,307	649,280,444	0	0	13,720,961	17,464,902
Dec-23	680,788,958	649,572,424	0	0	13,751,632	17,464,902
Nov-23	681,048,701	649,780,498	0	0	13,783,840	17,484,364
Oct-23	681,242,044	649,925,300	0	0	13,814,276	17,502,468
Sep-23	681,794,181	619,816,911	0	0	44,455,474	17,521,796
Aug-23	682,860,067	651,443,840	0	0	13,876,464	17,539,762
Jul-23	683,933,442	652,457,627	0	0	13,906,556	17,569,259
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	301741051	33,369,554.46	33,369,554.46	20,600,000.00	09/21/23	(269,258.20)	(0.16000)	12/31/23	04/06/20	248
4	301741057	29,564,705.58	29,564,705.58	40,400,000.00	11/15/23	1,395,976.00	0.64000	12/31/23	03/06/25	248
13	310926741	13,560,911.26	14,845,311.88	15,100,000.00	03/11/24	1,424,844.00	1.45000	12/31/22	03/11/25	248
23	28000634	10,776,633.24	11,497,770.46	11,600,000.00	02/22/24		1.44000	--	03/06/22	248
39	28000608	0.00	-	600,000.00	02/08/24	91,559.04	0.19000	12/31/23	02/06/20	248
40	28000616	5,840,720.21	5,859,085.20	13,300,000.00	12/23/14	(535,933.20)	(0.98000)	09/30/23	02/06/25	187
52	301741024	3,784,375.76	3,784,375.78	7,400,000.00	10/24/14	97,243.00	0.28000	12/31/23	12/06/24	185
Totals		96,896,900.51	98,920,803.36	109,000,000.00		2,204,430.64

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	301741051	OF	VA	04/15/20	1

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Loan matured. The Lender and Borrower executed a forbearance. The Lender received a $5M paydown and extended the forbearance period to 4 /30/2023. The Loan did not payoff but the Borrower requested an additional 2 year extension. Settlement Agreement to extend maturity through 4/30/2025 has closed. Borrower paid $500,000 into the capex account and

	$500,000 into the rollover reserve account . Special Servicer will continue monitoring until loan matures.

4	301741057	LO	DE	12/30/22	2

The Loan transferred back to the Special Servicer effective 1/3/2023. The Borrower has reached out and has requested a second modification. After further review of Lender proposals, Borrower has requested the appointment of a Receiver;

	approval is in process and documents have been drafted and are now filed. Once liquor license is addressed, Receiver will begin operating the hotels.

13	310926741	RT	NY	05/08/19	13

SS received approval for a settlement/bring-current. Borrower has been unresponsive and settlement hasn't been finalized. Borrower attended Mediation however, there was no resolution. Ongoing litigation for the appointment of a receiver.

	Lender's counsel is working on draft response. Next steps are being determined. SS continues to monitor the Loan and its collateral.

23	28000634	RT	NY	08/12/19	7

Property is a vacant single tenant retail condo in NYC's Tribeca neighborhood. The Property went REO on 6/21/23. REO is currently evaluating leasing and disposition strategy. Expected resolution is projected for December 2024.

39	28000608	MU	CO	02/04/20	7

Foreclosed in October 2020. Leasing activity has not returned to the Denver CBD. Submarket vacancy is over 30% for Class C properties, even higher if sub-leasing opportunities are considered. Special Servicer negotiated a settlement with

	the ground lessor resulting in a transfer of title to the ground lessor.

40	28000616	LO	FL	03/06/24	13
	The Loan transferred to Special Servicing on 03/06/2024 due to imminent monetary default. Special Servicer is currently evaluating the Loan and collateral.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
52	301741024	LO	GA	09/20/23	9

Loan has recently transferred to SS, due to the Borrower not funding the required PIP Reserve. Borrower has executed the PNL. The PIP has been completed and approved by IHG. 2024 Budget is being reviewed.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	301741051	38,969,554.46	4.84444%	38,969,554.46 4.84444%		1	09/13/21	04/06/20	--
3	301741051	0.00	4.84444%	0.00	4.84444%	1	09/28/23	04/06/20	--
4	301741057	33,244,944.23	4.69600%	33,244,944.23 4.69600%		10	05/05/21	05/05/21	--
30	301741037	9,102,484.69	4.38000%	9,038,510.00 4.38000%		10	10/05/21	10/06/21	--
Totals		81,316,983.38		81,253,008.69
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
39	28000608 06/17/24	6,688,269.01	600,000.00	84,431.51	84,431.51	84,431.51	0.00	6,688,269.01	0.00	0.00	6,688,269.01	89.17%
44	28000633 01/18/22	4,748,148.23	4,000,000.00	6,461,540.58	917,512.67	6,461,540.58	5,544,027.91	0.00	0.00	118,902.45	(118,902.45)	1.91%
Current Period Totals		6,688,269.01	600,000.00	84,431.51	84,431.51	84,431.51	0.00	6,688,269.01	0.00	0.00	6,688,269.01
Cumulative Totals		11,436,417.24	4,600,000.00	6,545,972.09	1,001,944.18	6,545,972.09	5,544,027.91	6,688,269.01	0.00	118,902.45	6,569,366.56

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/24	257,421.68	0.00	0.00	0.00	0.00	257,421.68	0.00	0.00	257,421.68
39	28000608	06/17/24	0.00	0.00	6,688,269.01	0.00	0.00	6,688,269.01	0.00	257,421.68	6,945,690.69
44	28000633	02/16/24	0.00	0.00	(118,902.45)	0.00	0.00	(118,902.45)	0.00	0.00	(118,902.45)
		01/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			257,421.68	0.00	6,688,269.01	0.00	0.00	6,945,690.69	0.00	257,421.68	7,203,112.37
Cumulative Totals			257,421.68	0.00	6,569,366.56	0.00	0.00	6,826,788.24	0.00	257,421.68	7,084,209.92

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	7,183.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	6,378.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,500.00	0.00	0.00	17,301.26	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	39,903.48	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	499.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	27,932.81	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	268.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,561.84	0.00	768.18	17,301.26	0.00	67,836.29	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		113,467.57

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Supplemental Notes
None

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